Post-Employment Obligation - Summary of Independent Actuaries Estimate for the Expense Amount (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current service cost	R$ 15	R$ 19	R$ 17
Interest on the actuarial obligation	1,161	1,246	1,263
Estimated total expense in 2019 as per actuarial report	705	390	781
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Estimated total expense in 2019 as per actuarial report	87	374	274
Health plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	10	11	9
Interest on the actuarial obligation	172	178	173
Estimated total expense in 2019 as per actuarial report	470	22	305
Dental plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	0
Interest on the actuarial obligation	4	3	4
Estimated total expense in 2019 as per actuarial report	8	(1)	6
Life insurance [member]
Disclosure of defined benefit plans [line items]
Estimated total expense in 2019 as per actuarial report	R$ 140	(5)	R$ 196
2017 business year [Member]
Disclosure of defined benefit plans [line items]
Current service cost		18
Interest on the actuarial obligation		1,228
Expected return on the assets of the Plan		(782)
Estimated total expense in 2019 as per actuarial report		464
2017 business year [Member] | Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Current service cost		1
Interest on the actuarial obligation		978
Expected return on the assets of the Plan		(782)
Estimated total expense in 2019 as per actuarial report		197
2017 business year [Member] | Health plan [member]
Disclosure of defined benefit plans [line items]
Current service cost		14
Interest on the actuarial obligation		208
Estimated total expense in 2019 as per actuarial report		222
2017 business year [Member] | Dental plan [member]
Disclosure of defined benefit plans [line items]
Interest on the actuarial obligation		4
Estimated total expense in 2019 as per actuarial report		4
2017 business year [Member] | Life insurance [member]
Disclosure of defined benefit plans [line items]
Current service cost		3
Interest on the actuarial obligation		38
Estimated total expense in 2019 as per actuarial report		R$ 41